Fair value of financial instruments (Details Narrative)	6 Months Ended
Jun. 30, 2024 $ / shares
Warrants [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Nominal exercise price	$ 0.01